EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Plan assets (Details) - Plan assets - Defined benefit pension plan - Panama - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 4,127	$ 3,902
Interest income on plan assets	30	30
Benefits paid	(355)	(405)
Foreign currency translation effect	817	600
Fair value assets at December 31	$ 4,619	$ 4,127